Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes

The table below details changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statements of cash flows as cash flows from financing activities.

				Non-cash changes
	January 1, 2021	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	December 31, 2021
Lease Liabilities – current	$271,624	$(21,510)	$(353,649)	$281,149	$—	$21,510	$199,124
Lease Liabilities – non-current	281,149	—	—	(281,149)	—	—	—
Current borrowings (Note 13)	2,900,971	(484,043)	(2,571,701)	—	—	154,773	—
Current borrowings from related parties (Notes 13 and 23)	617,912	(117,986)	(550,000)	—	—	50,074	—
Long-term borrowings (Note 13)	15,183,421	—	15,939,643	(688,324)	(124,827)	547,396	30,857,309
Other payable - interest payables (Note 12)	735,510	—	(1,680,628)	—	—	1,087,201	142,083

				Non-cash changes
	January 1, 2022	Interest paid***	Net proceeds/ (repayment)	Additions/ (Transfers)**	Others*	Interest expense	December 31, 2022
Lease Liabilities – current	$199,124	$(12,544)	$(262,798)	$293,460	$(14,115)	$12,544	$215,671
Other payable - interest payables (Note 12)	142,083	—	—	$(142,083)	—	—	—
Current borrowings (Note 13)	—	(2,338,715)	—	7,626,678	—	2,460,868	7,748,831
Long-term borrowings (Note 13)	30,857,309	—	5,000,000	(7,484,595)	88,866	1,194,553	29,656,133

				Non-cash changes
	January 1, 2023	Interest paid***	Net proceeds/ (repayment)	Additions/ (Transfers)**	Others*	Interest expense	December 31, 2023
Lease Liabilities – current	$215,671	$(10,411)	$(296,920)	$307,436	$(2,663)	$13,074	$226,187
Current borrowings (Note 13)	7,748,831	(3,318,576)	—	(6,501,167)	—	3,871,299	1,800,387
Long-term borrowings (Note 13)	29,656,133	—	(12,000,000)	6,501,167	198,842	442,410	24,798,552
Financial liabilities at fair value through profit or loss	90,213	—	3,465,180****	—	(3,466,999)	—	88,394

* Others comprise mainly foreign currency translation differences for long-term borrowings and net gain on fair value changes for financial liabilities measured at fair value through profit or loss.

** The transfer from current to long-term borrowings is due to the amendment (Second Amendment) of K2HV Loan Agreement pursuant to which K2HV agreed to extend the period in which the Company is not required to make payments with respect to the outstanding amount (see Note 14b).

*** The Company classified interest paid arising from third party borrowings and leases into operating and financing cash flows activities respectively.

**** Net proceeds arising from cash received from Tranche 1B warrants and Tranche 2B warrants as of the date of issue which have been recorded as financial liabilities at fair value through profit or loss (see Note 14a).